Plant and equipment, net	12 Months Ended
Dec. 31, 2022
Plant and equipment, net [Abstract]
Plant and equipment, net
7.	Plant and equipment, net

Plant and equipment consists of the following:

	As of December 31,
	2021	2022
	USD	USD
Cost:
Office equipment and furniture	$492,985	$363,991
Transportation vehicles	62,066	57,373
Total cost	$555,051	$421,364
Less: Accumulated depreciation	(434,771)	(368,341)
Plant and equipment, net	$120,280	$53,023

Depreciation expense was $25,464, $23,370 and $13,022 for the years ended December 31, 2022, 2021 and 2020, respectively.